Stock Based Compensation (Details) $ in Thousands			12 Months Ended
	May 10, 2019 shares	Sep. 14, 2018 shares	Dec. 31, 2020 USD ($) director shares	Dec. 31, 2019 director shares	Dec. 31, 2018 director	Aug. 02, 2019 shares
Stock Based Compensation
Shares issued and outstanding				24,789,312
Maximum number of shares that may be granted			1,000,000			1,000,000
Number of directors who elected to receive their compensation in shares | director			0	0	0
Restricted stock
Stock Based Compensation
Shares issued and outstanding			215,562	216,276
Restricted stock | Vesting on December 31, 2019
Stock Based Compensation
Vesting period		15 months 15 days
Restricted stock | Vesting on December 31, 2021
Stock Based Compensation
Vesting period		39 months 15 days
Common Stock
Stock Based Compensation
Contractual obligation for any stock to be granted | $			$ 0
Manager's employees | Restricted stock
Stock Based Compensation
Shares granted	137,944
Number of cancelled shares	4,168		714
Manager's employees | Restricted stock | Vesting on December 31, 2019
Stock Based Compensation
Shares vested	66,888	149,386
Manager's employees | Restricted stock | Vesting on December 31, 2021
Stock Based Compensation
Shares vested	66,174	149,388	66,174
Executive officers | Restricted stock
Stock Based Compensation
Shares granted	35,714	298,774
Shares granted before reverse stock split		4,182,832